TAXES (Tables)	12 Months Ended
Dec. 31, 2024
TAXES
Schedule of components of the income taxes

	For the years ended
	December 31,
	2024	2023	2022
Current tax expense	$1,456,416	$2,243,006	$1,890,214
Deferred tax benefit	32,774	(541,987)	(143,317)
Income tax provision	$1,489,190	$1,701,019	$1,746,897

Schedule of income (loss) before income taxes attributable to geographical locations

	For the years ended
	December 31,
	2024	2023	2022
Cayman Islands	$—	$(15,080)	$—
United States	(1,908,434)	—	—
Hong Kong	12,719	(733,151)	(2,731,396)
PRC	15,983,003	13,107,433	17,253,264
	$14,087,287	$12,359,202	$14,521,868

Schedule of reconciliation of statutory rate to effective tax rate

	For the years ended
	December 31,
	2024	2023	2022
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in non-PRC (foreign) jurisdiction	0.5%	1.0%	3.2%
Effect of PRC preferential tax rate and tax holidays	(11.5)%	(10.8)%	(14.2)%
R&D credits	(6.6)%	(4.2)%	(4.1)%
Deferred offering cost	—	(0.9)%	—
Non-deductible expenses*	0.1%	3.2%	1.4%
Tax effect on deferred tax allowance	2.9%	0.5%	0.7%
Effective tax rate	10.6%	13.8%	12.0%
*	Non-deductible expenses mainly consisted of listing expenses, entertainment expenses and other non- deductible expenses under PRC income tax law.

Schedule of components of deferred tax assets and liabilities

	As of December 31,
	2024	2023
Deferred tax assets:
Allowance for expected credit losses	$552,486	$420,988
Net operating loss carryforward	901,272	732,294
Lease liabilities	36,118	102,639
Total deferred tax assets	$1,489,876	$1,255,921
Less: Valuation allowance	(775,415)	(441,549)
Deferred tax assets, net	$714,461	$814,372
Deferred tax liabilities:
Right-of-use assets	45,238	93,389
Total deferred tax liabilities	$45,238	$93,389

Schedule of movement of valuation allowance for deferred tax assets

	As of December 31,
	2024	2023	2022
Beginning balance	$(441,549)	$(405,796)	$(329,139)
Increase in valuation allowance	(345,783)	(47,604)	(101,691)
Foreign exchange	11,916	11,851	25,034
Ending balance	$(775,415)	$(441,549)	$(405,796)

Schedule of taxes payable

	As of December 31,
	2024	2023
VAT tax payable	$358,792	$281,363
Income tax payable	79,167	448,230
Other tax payables****	2,435,494	41,360
Total tax payables	$2,873,453	$770,953

**** As of December 31, 2024, the Company recorded approximately $2.4million excise tax payable in other tax payables associated with redemptions.

Schedule of net operating loss carryforward

Net Operating Loss Carry Forward:	As of December 31,
	2024	2023
Location
PRC*	$2,591,421	$3,785,480
Hong Kong**	1,022,574	1,051,678
United States***	1,888,111	—
Total	$5,502,106	$4,837,158
*

As of December 31, 2024 and 2023, there were approximately $5.5 million and $4.8 million of net operating loss carryforwards in certain subsidiaries, respectively. Net operating loss of PRC subsidiary will be expired, if unused. As of December 31, 2024, the Company had net operating loss carried forward from the PRC entities of $2,591,421. The carry forward loss of $306,658, $364,410, $312,420, $198,067, $332,765, $116,219 and $960,882 will be expired by 2025, 2026, 2027, 2028, 2029, 2032 and 2033, respectively, if not utilized.

**	Net operating loss of $1,022,574 in Hong Kong has no expiring date.
***	Net operating loss of $1,888,111 in United States has an expiration date of about 20 years.